Cover	Oct. 20, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amended to add items and exhibit
Document Period End Date	Oct. 20, 2025
Entity File Number	000-54163
Entity Registrant Name	THE MARQUIE GROUP, INC.
Entity Central Index Key	0001434601
Entity Tax Identification Number	26-2091212
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	7901 4th Street North
Entity Address, Address Line Two	Suite 4887
Entity Address, City or Town	St. Petersburg
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33702
City Area Code	(800)
Local Phone Number	351-3021
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false